Fair Value Measurements - Summarizes the Changes in Fair Value of the Level 3 Liability, Stock Purchase Warrants (Detail) - Stock Purchase Warrants (Detail) - Stock Purchase Warrants - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock purchase warrants
Balance at beginning of period	$ 258	$ 42	$ 24
Issuance of stock purchase warrants		164
Exercise of stock purchase warrants	(23)
Net increase in fair value remeasurement	16	52	18
Balance at end of period	$ 251	$ 258	$ 42